Exposures to Ten Largest Borrowers Computed as per RBI Guidelines, Based on Higher of Outstanding Balance or Limit on Loans, Investments (Including Credit Substitutes) and Non-Funded Exposures (Detail)
₨ in Millions, $ in Millions
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Concentration Risk [Line Items]
Total Exposure	₨ 6,027,439.0	$ 90,980.2	₨ 4,766,510.3
Borrower 1
Concentration Risk [Line Items]
Total Exposure	108,364.2	1,635.7	122,795.5
Borrower 1 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	108,184.1		122,505.0
Borrower 1 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	180.1		290.5
Borrower 2
Concentration Risk [Line Items]
Total Exposure	97,344.7	1,469.4	81,088.7
Borrower 2 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	30,964.7		25,516.9
Borrower 2 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	66,380.0		55,571.8
Borrower 3
Concentration Risk [Line Items]
Total Exposure	75,112.6	1,133.8	72,117.2
Borrower 3 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	43,112.6		22,117.2
Borrower 3 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	32,000.0		50,000.0
Borrower 4
Concentration Risk [Line Items]
Total Exposure	65,606.8	990.3	65,016.3
Borrower 4 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	51,398.8		65,000.0
Borrower 4 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	14,208.0		16.3
Borrower 5
Concentration Risk [Line Items]
Total Exposure	65,017.1	981.4	45,708.4
Borrower 5 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	65,000.0		23,919.4
Borrower 5 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	17.1		21,789.0
Borrower 6
Concentration Risk [Line Items]
Total Exposure	50,303.2	759.3	40,613.7
Borrower 6 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	31,714.8		38,545.2
Borrower 6 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	18,588.4		2,068.5
Borrower 7
Concentration Risk [Line Items]
Total Exposure	41,569.8	627.5	35,094.8
Borrower 7 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	7,098.0		496.1
Borrower 7 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	34,471.8		34,598.7
Borrower 8
Concentration Risk [Line Items]
Total Exposure	35,208.3	531.4	35,000.0
Borrower 8 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	5,030.7		35,000.0
Borrower 8 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	30,177.6		0.0
Borrower 9
Concentration Risk [Line Items]
Total Exposure	35,000.0	528.3	30,647.5
Borrower 9 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	35,000.0		15,512.9
Borrower 9 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		15,134.6
Borrower 10
Concentration Risk [Line Items]
Total Exposure	34,213.9	$ 516.4	30,465.9
Borrower 10 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	33,549.0		15,338.0
Borrower 10 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	₨ 664.9		₨ 15,127.9